SUBSIDIARY PUBLIC ISSUERS - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	$ 1,410		$ 1,474
Long-term assets	31,915		34,217
Current liabilities	2,171		1,678
Long-term liabilities	14,980		15,882
Preferred equity	16,174	$ 16,357	18,131	$ 17,250	$ 17,598	$ 17,206
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Preferred equity	7,813	7,760	8,742	8,226	8,456	8,129
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Preferred equity	2,816	2,923	3,315	3,166	3,221	3,252
Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	571	$ 551	597	$ 591	$ 580	$ 568
Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	1,028		833
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	36		32
Long-term assets	4,936		5,428
Current liabilities	45		40
Long-term liabilities	0		0
Brookfield Renewable | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	1,028		833
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	390		408
Long-term assets	240		251
Current liabilities	6		7
Long-term liabilities	0		0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	571		597
BRP Equity | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Finco
Disclosure of subsidiaries [line items]
Current assets	2,016		1,832
Long-term assets	2		2
Current liabilities	26		24
Long-term liabilities	1,984		1,801
Finco | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Holding Entities
Disclosure of subsidiaries [line items]
Current assets	250		133
Long-term assets	22,708		25,068
Current liabilities	4,232		3,918
Long-term liabilities	139		300
Holding Entities | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Preferred equity	2,816		3,315
Holding Entities | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	1,039		844
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	3,313		3,230
Long-term assets	32,152		34,500
Current liabilities	2,455		1,852
Long-term liabilities	13,500		14,440
Other Subsidiaries | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Preferred equity	7,813		8,742
Other Subsidiaries | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(4,595)		(4,161)
Long-term assets	(28,123)		(31,032)
Current liabilities	(4,593)		(4,163)
Long-term liabilities	(643)		(659)
Consolidating adjustments | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	$ (1,039)		$ (844)